AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
June 30, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 1.8%
		Industrial - 1.8%
591,638		Orbital Energy Group, Inc. (a)	$372,614
		TOTAL COMMON STOCKS (Cost $868,328)	372,614

		EXCHANGE TRADED FUNDS - 97.5% (b)
		Developed Market Equity - 9.8%
36,016		iShares MSCI EAFE Small-Cap ETF	1,966,113
		Emerging Market Equity - 14.4%
60,126		iShares MSCI Emerging Markets Small-Cap ETF	2,888,453
		U.S. Domestic Equity - 73.3%
4,003		iShares Russell 2000 ETF	677,948
22,734		iShares Russell 2000 Growth ETF	4,690,252
68,798		iShares Russell 2000 Value ETF (c)	9,366,848
			14,735,048
		TOTAL EXCHANGE TRADED FUNDS (Cost $17,810,545)	19,589,614

		SHORT-TERM INVESTMENTS - 0.8%
163,492		First American Government Obligations Fund - Class X, 1.29% (d)	163,492
		TOTAL SHORT-TERM INVESTMENTS (Cost $163,492)	163,492
		TOTAL INVESTMENTS - 100.1% (Cost $18,842,365)	20,125,720
		Liabilities in Excess of Other Assets - (0.1)%	(15,238)
		NET ASSETS - 100.0%	$20,110,482

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund Adviser.
	(a)	Non-income producing security.
	(b)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(d)	Rate shown is the annualized seven-day yield as of June 30, 2022.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions  about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$372,614	$-	$-	$372,614
Exchange Traded Funds	19,589,614	-	-	19,589,614
Short-Term Investments	163,492	-	-	163,492
Total Investments in Securities	$20,125,720	$-	$-	$20,125,720
^See Schedule of Investments for further disaggregation of investment categories.
For the period ended June 30 2022, the Fund did not recognize any transfers to or from Level 3.